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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Noonday Asset Management, L.P.
Address:   401 North Tryon Street
           Suite 1000
           Charlotte, NC 28202

           c/o Farallon Capital Management, L.L.C.
           One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-11402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Authorized Signatory
Phone:   (415) 421-2132

Signature, Place, and Date of Signing:

    /s/ Mark C. Wehrly
___________________________   San Francisco, California          May 17, 2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $349,774
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-03896                 Farallon Capital Management, L.L.C.
     2        28-06372                 Farallon Partners, L.L.C.
     3        28-11404                 Noonday G.P. (U.S.), L.L.C.
     4        28-11719                 Noonday Asset Management LLP
     5        28-11716                 Noonday Asset Management Asia Pte. Ltd.

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------                      --------          --------    --------     --------          --------  --------     --------
                                                             VALUE       SHARES/   SH/ PUT/ INVESTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
--------------                --------------    -----      ----------    -------   --- ---- -------  --------  ----   ------   ----
AGRIUM INC                    COM               008916108   19,776       280,000   SH  CALL OTHER    01-04           280,000
ALCON INC                     COM SHS           H01301102   98,127       607,371   SH       OTHER    01-03           607,371
ARQULE INC                    COM               04269E107    1,670       290,000   SH       OTHER    01-03           290,000
CARNIVAL CORP                 PAIRED CTF        143658300   34,291       881,979   SH       OTHER    01-04           881,979
CF INDS HLDGS INC             COM               125269100   30,089       330,000   SH       OTHER    01-04           330,000
CVS CAREMARK CORPORATION      COM               126650100    9,871       270,000   SH       OTHER    01-03           270,000
LIGAND PHARMACEUTICALS INC    CL B              53220K207    1,786     1,020,634   SH       OTHER    01-03         1,020,634
MILLIPORE CORP                COM               601073109   80,689       764,100   SH       OTHER    01-03           764,100
MILLIPORE CORP                NOTE  3.750% 6/0  601073AD1   44,628    35,600,000   PRN      OTHER    01-03        35,600,000
OSI PHARMACEUTICALS INC       COM               671040103   13,935       234,000   SH       OTHER    01-03           234,000
PSYCHIATRIC SOLUTIONS INC     COM               74439H108   10,281       345,000   SH       OTHER    01-03           345,000
TERRA INDS INC                COM               880915103    4,631       101,200   SH  CALL OTHER    01-04           101,200